Related Party Transactions - Revenue by parties (Details) - Related party	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction
Total revenue from related parties	$ 27,130,334	¥ 177,025,427	¥ 402,889,899	¥ 990,820,793
One-time commissions
Related Party Transaction
Total revenue from related parties	8,949,651	58,396,476	60,723,911	524,315,293
One-time commissions | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	8,913,392	58,159,887	58,676,277	521,493,884
One-time commissions | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties	36,259	236,589	2,047,634	2,821,409
Recurring management fee
Related Party Transaction
Total revenue from related parties	15,081,241	98,405,095	340,732,359	436,947,202
Recurring management fee | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	15,081,241	98,405,095	340,732,359	436,947,202
Recurring service fees
Related Party Transaction
Total revenue from related parties	3,099,442	20,223,856	1,433,629	1,256,411
Recurring service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	$ 3,099,442	¥ 20,223,856	¥ 1,433,629	1,256,411
Other service fees
Related Party Transaction
Total revenue from related parties				28,301,887
Other service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties				¥ 28,301,887